AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Allowance for Credit Loss for Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (30)	$ (30)	$ 0
Credit losses recognized on securities for which credit losses were not previously recorded	(38)	(57)	(28)
Reductions for securities sold during the period	6	16	1
Changes in previously recorded allowance	29	41	(3)
Writeoffs charged against the allowance	6
Ending balance	(27)	(30)	(30)
Corporate debt securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	(19)	(24)	0
Credit losses recognized on securities for which credit losses were not previously recorded	(38)	(33)	(22)
Reductions for securities sold during the period	5	15	1
Changes in previously recorded allowance	26	23	(3)
Writeoffs charged against the allowance	0
Ending balance	(26)	(19)	(24)
Residential mortgage-backed securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	(1)	0	0
Credit losses recognized on securities for which credit losses were not previously recorded	0	0	0
Reductions for securities sold during the period	0	(1)	0
Changes in previously recorded allowance	0	0	0
Writeoffs charged against the allowance	0
Ending balance	(1)	(1)	0
Commercial mortgage-backed securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	(6)	0	0
Credit losses recognized on securities for which credit losses were not previously recorded	0	(6)	0
Reductions for securities sold during the period	0	0	0
Changes in previously recorded allowance	0	0	0
Writeoffs charged against the allowance	6
Ending balance	0	(6)	0
Collateralized debt securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	(4)	(6)	0
Credit losses recognized on securities for which credit losses were not previously recorded	0	(18)	(6)
Reductions for securities sold during the period	1	2	0
Changes in previously recorded allowance	3	18	0
Writeoffs charged against the allowance	0
Ending balance	$ 0	$ (4)	$ (6)